EMPLOYEE BENEFIT PLAN - Summary of components of actuarial loss (gain) on retirement benefits (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
Actuarial (gain) / loss on arising from change in financial assumption			$ (34)	$ 30
Actuarial gain on arising from experience adjustment			(12)	(42)
Total Actuarial gain on obligation	$ 3	$ 3	$ (46)	$ (12)